Commitment and Contingencies	12 Months Ended
Feb. 28, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

16 Commitment and Contingencies

For the details on future minimum lease payment under the non-cancelable operating leases as of February 28, 2025 please refer to section headed “Leases” set forth in the Notes to the Consolidated Financial Statements.

As of February 29, 2024 and February 28, 2025, the Company did not have any capital commitments and contingencies.